Income Taxes - Components of Deferred Tax Assets and Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Allowance for loan losses	$ 19,438	$ 23,956
Accumulated other comprehensive loss – Interest rate swap	0	296
Accumulated other comprehensive loss – pension plan	14,611	11,283
Intangible assets	697	1,523
Deferred compensation	3,750	3,733
OREO devaluations	4,855	6,364
Partnership adjustments	3,329	2,016
Other	2,973	2,515
Loans held for sale fair value adjustment	0	4,585
Tax credit carry-forwards	0	1,269
Total deferred tax assets	49,653	57,540
Deferred tax liabilities:
Accumulated other comprehensive income – Unrealized gains on securities	5,178	6,824
Deferred investment income	10,199	10,199
Pension plan	25,517	21,567
Mortgage servicing rights	2,717	3,255
Other	646	2,260
Total deferred tax liabilities	44,257	44,105
Net deferred tax assets	$ 5,396	$ 13,435